CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 224,394	$ 1,426,006
Restricted Cash	75,773	0
Income tax receivable	13,937	0
Prepaid expenses	4,091	367,169
Total current asset	318,195	1,793,175
Cash and Investment held in Trust Account	62,418,210	237,038,010
Total assets	62,736,405	238,831,185
Current liabilities:
Accounts payable and accrued expenses	4,408,080	1,001,990
Due to Sponsor	240,000	120,000
Franchise taxes payable	40,030	63,283
Income taxes payable	0	645,442
Excise tax payable	2,235,006	0
Redemption payable	43,640,022	0
Promissory note - related party	1,875,000	0
Total current liabilities	52,438,138	1,830,715
Warrant liability	454,000	1,135,000
Marketing agreement	150,000	150,000
Deferred underwriting fee	0	8,650,000
Total liabilities	53,042,138	11,765,715
Commitments and Contingencies (Note 6)
Class A common stock subject to possible redemption, 1,717,578 and 23,000,000 shares at redemption value of $10.98 and 10.31 per share as of December 31, 2023 and 2022, respectively	18,853,961	237,020,680
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(9,160,269)	(9,955,785)
Total stockholders' deficit	(9,159,694)	(9,955,210)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	$ 62,736,405	$ 238,831,185
Related Party [Member]
Current liabilities:
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Due to Sponsor	Due to Sponsor
Notes Payable, Current, Related Party, Type [Extensible Enumeration]	Promissory note - related party	Promissory note - related party
Class A Common Stock [Member]
Current assets:
Cash and Investment held in Trust Account	$ 0
Current liabilities:
Excise tax payable	2,235,006
Class A common stock subject to possible redemption, 1,717,578 and 23,000,000 shares at redemption value of $10.98 and 10.31 per share as of December 31, 2023 and 2022, respectively	18,853,961	$ 237,020,680
Stockholders' Deficit:
Common stock - $0.0001 par value	500	0
Class B Common Stock [Member]
Stockholders' Deficit:
Common stock - $0.0001 par value	$ 75	$ 575